Share capital and share premium - Narrative (Details) $ / shares in Units, $ in Millions				12 Months Ended
	Jul. 19, 2023 USD ($) shares	Jul. 18, 2023 $ / shares shares	May 02, 2023	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Disclosure of classes of share capital [line items]
Number of shares outstanding				59,194,488	55,395,856	51,668,315	47,571,283
Maximum authorized increase of then outstanding share capital (as a percent)			10.00%
Period of outstanding share capital			18 months
Maximum authorized increase in share capital | €				€ 202,408.2
Maximum authorized increase in number of shares				2,024,082
Global Offering
Disclosure of classes of share capital [line items]
Number of shares issued		2,244,899
Global Offering | American Depositary Shares
Disclosure of classes of share capital [line items]
Number of shares issued		1,580,981
Share price | $ / shares		$ 490.0
Global Offering | Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued		663,918
Share price | $ / shares		$ 436.37
Underwriters' Over Allotment Option | American Depositary Shares
Disclosure of classes of share capital [line items]
Number of shares issued	336,734
Gross proceeds from issue of shares | $	$ 1,260.0
Payments of stock issuance costs | $	65.9
Expenses deducted from equity | $	0.8
Net proceeds | $	$ 1,200.0